Share-Based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Nov. 30, 2021	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 564,956,000	$ 84,958,000
Fair value of options			$ 210,487,000	$ 25,711,000
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance			13,900,000
Percentage of outstanding stock increase			1.00%
Increment of employee stock purchase plan			13,900,000
Employee stock purchase plan maximum number of common shares issuable			147,447,650
Achievement Of Liquidity Event Vesting Condition Upon Closing Of Business Combination [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
One time catch up expense		$ 372,900,000
Stock Options And Performance Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining weighted-average service period			2 years 7 months 17 days
Unrecognized compensation expense			$ 149,700,000
Stock options exercisable			39,236,351	16,193,146
Restricted Stock Units And Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining weighted-average service period			2 years 11 months 19 days
Unrecognized compensation expense			$ 155,800,000
Fair value of options			59,300,000	$ 0
Subsidiary Equity Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			47,400,000	$ 29,100,000
March 2020 CVARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental fair value after march two thousand and twenty capped value appreciation rights amendment.			$ 16,900,000
2015 EIP [Member] | CVARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining weighted-average service period			1 year 8 months 26 days
Unrecognized compensation expense			$ 10,100,000
Service-vested			18,213,910	0
Total fair value of CVARs that service-vested during the year			$ 22,300,000
Subsidiary EIPs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense			$ 134,500,000
2021 EIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance			59,373,756
Common shares available for grant			69,300,000
Percentage of outstanding stock increase			5.00%
2021 EIP [Member] | CVARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award weighted average intrinsic value of equity instruments other than options granted	6,317,350